DERIVATIVE LIABILITIES (Details Narrative)				3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
		Dec. 23, 2015 USD ($) Number $ / shares shares	Dec. 22, 2015 USD ($)	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) Number $ / shares	Sep. 30, 2016 USD ($) Number $ / shares	Sep. 30, 2015 USD ($)	Sep. 21, 2016 USD ($) $ / shares	Sep. 19, 2016 USD ($) $ / shares	Sep. 16, 2016 USD ($) Number	Aug. 16, 2016 USD ($) Number	Jun. 30, 2016 USD ($) Number	Jun. 10, 2016 USD ($) shares	Sep. 24, 2015 USD ($) Number	Sep. 15, 2015 USD ($)	Sep. 14, 2015 $ / shares	Jun. 02, 2015 USD ($)	Apr. 14, 2015 USD ($)	Mar. 18, 2015 USD ($)	Sep. 22, 2014 USD ($)	Oct. 19, 2012 USD ($)
Secured convertible debt								$ 6,000,000	$ 6,000,000	$ 3,000,000
Derivative liability								0	0	833,000
Gain (loss) on derivative liabilities							$ 798,200		(34,600)	162,800
Gains (losses) on extinguishment of debt, total							$ (2,337,400)		572,300	(630,000)
Accrued interest								$ 317,000	$ 317,000
Warrant Five [Member]
Warrant exercise price (in dollars per share) | $ / shares								$ 200.00	$ 200.00
Warrant Four [Member]
Warrant exercise price (in dollars per share) | $ / shares				$ 55.00		$ 55.00		55.00	55.00
Warrant Three [Member]
Warrant exercise price (in dollars per share) | $ / shares				50.00		50.00		50.00	50.00
Warrant Two [Member]
Warrant exercise price (in dollars per share) | $ / shares				10.00		10.00		10.00	10.00
Warrant One [Member]
Warrant exercise price (in dollars per share) | $ / shares				9.44		9.44		9.44	9.44
Warrants [Member]
Warrant exercise price (in dollars per share) | $ / shares								50.41	50.41
Warrant Six [Member]
Warrant exercise price (in dollars per share) | $ / shares				$ 1,800.00		$ 1,800.00		$ 1,800.00	$ 1,800.00
John Pappajohn [Member]
Number of accredited investors | Number													12
Seven Accredited Investors [Member] | Note Warrant [Member]
Number of accredited investors | Number								7	7
Ten Accredited Investor [Member] | Note Warrant [Member]
Derivative liability														$ 1,079,800
Face amount														$ 2,000,000
Number of accredited investors | Number														10
Seven Accredited Investor [Member] | Note Warrant [Member]
Face amount															$ 1,100,000
Number of accredited investors | Number															7
5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member]
Accrued interest								$ 10,400	$ 10,400
October 2012 Note [Member] | Robert Follman (Follman Family Trust) [Member]
Secured convertible debt																								$ 200,000
Second Amended Note & Warrant Agreement [Member] | Warrants [Member]
Conversion price (in dollars per share) | $ / shares		$ 0.25
Face amount		$ 6,000,000
Number of shares called | shares		1,263,406
Warrant exercise price (in dollars per share) | $ / shares		$ 0.05
Second Amended Note & Warrant Agreement [Member] | Note Warrant [Member]
Conversion price (in dollars per share) | $ / shares		$ 50.00
Number of shares called | shares		3,000,000
Second Amended Note & Warrant Agreement [Member] | Sixteen Accredited Investors [Member]
Secured convertible debt		$ 6,000,000
Number of accredited investors | Number		16
Maturity date		Dec. 31, 2017
Second Amended Note & Warrant Agreement [Member] | Maxim Group LLC [Member]
Face amount																$ 200,000
Second Amended Note & Warrant Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Derivative liability			$ 60,200
Gains (losses) on extinguishment of debt, total			$ 772,800
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member]
Secured convertible debt								1,000,000	1,000,000
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Secured convertible debt	[1]							750,000	750,000
Accrued interest	[1]							27,300	27,300
Second Amended Note & Warrant Agreement [Member] | Note Date Range December 23 & 28, 2015 [Member] | John Pappajohn [Member]
Secured convertible debt	[2]							250,000	250,000
Accrued interest	[2]							9,300	9,300
Second Amended Note & Warrant Agreement [Member] | Secured Convertible Promissory Notes ( December 2015 Notes) [Member]
Conversion price (in dollars per share) | $ / shares		$ 5.00
Face amount		$ 1,000,000
Accrued interest		317,000
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Secured convertible debt		3,121,900								3,000,000
Derivative liability										833,000
Gain (loss) on derivative liabilities									34,600	162,800
Gains (losses) on extinguishment of debt, total		962,300
Face amount																							$ 2,500,000
Aggregate derivative liability		1,022,400													$ 263,100
Accrued interest		$ 121,900
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | RSJ Private Equity (Michal Votruba) [Member]
Secured convertible debt								750,000	750,000
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | John Pappajohn [Member]
Secured convertible debt																		$ 100,000		$ 100,000		$ 100,000	$ 200,000
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member] | RSJ Private Equity & Nine Accredited Investors [Member]
Face amount								$ 6,000,000	$ 6,000,000
Number of accredited investors | Number								9	9
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member]
Secured convertible debt										2,290,000
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Secured convertible debt	[1]									750,000
Accrued interest	[1]									76,200
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | John Pappajohn [Member]
Secured convertible debt	[2]									200,000
Accrued interest	[2]									20,400
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Robert Follman (Follman Family Trust) [Member]
Secured convertible debt	[3]									100,000
Accrued interest	[3]									7,700
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Thomas Tierney (Tierney Family Trust) [Member]
Secured convertible debt	[4]									540,000
Accrued interest	[4]									46,000
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Four Accredited Investors [Member]
Secured convertible debt										300,000
Accrued interest										30,600
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Director5Member
Secured convertible debt	[5]									200,000
Accrued interest	[5]									14,200
Original Note Purchase Agreement [Member] | Note Date Range Sept 22, 2014 to July 20, 2015 [Member] | Oman Ventures [Member]
Secured convertible debt	[6]									200,000
Accrued interest	[6]									20,400
Second Omnibus Amendment [Member]
Conversion price (in dollars per share) | $ / shares											$ 5.00	$ 5.00
Face amount												$ 6,000,000
Accrued interest											$ 317,000
Second Omnibus Amendment [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Derivative liability								$ 3,412,300	$ 3,412,300				$ 1,070,500
Face amount												6,000,000
Aggregate derivative liability								6,322,000	6,322,000			6,316,965	$ 2,909,700
Accrued interest												$ 316,965
Extinguishment of debt								6,322,000
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member]
Secured convertible debt								200,000	200,000
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Secured convertible debt	[1]							250,000	250,000
Accrued interest	[1]							1,400	1,400
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | John Pappajohn [Member]
Secured convertible debt	[2]							850,000	850,000
Accrued interest	[2]							14,000	14,000
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Brandt Ventures [Member]
Secured convertible debt	[7]							50,000	50,000
Accrued interest	[7]							200	200
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Two Accredited Investors [Member]
Secured convertible debt								300,000	300,000
Accrued interest								5,600	5,600
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Geoffrey E. Harris [Member]
Secured convertible debt	[2]							10,000	10,000
Accrued interest	[2]							300	300
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Mr. George Carpenter [Member]
Secured convertible debt	[8]							100,000	100,000
Accrued interest	[8]							1,300	1,300
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Robert Follman (Follman Family Trust) [Member]
Secured convertible debt	[3]							300,000	300,000
Accrued interest	[3]							5,100	5,100
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Thomas Tierney (Tierney Family Trust) [Member]
Secured convertible debt	[4]							100,000	100,000
Accrued interest	[4]							600	600
Second Omnibus Amendment [Member] | Note Date Range Feb 23, 2016 to August 16, 2016 [Member] | Robin L. Smith [Member]
Secured convertible debt	[2]							40,000	40,000
Accrued interest	[2]							$ 800	$ 800
Finder's Fee Agreement [Member] | Maxim Group LLC [Member] | Warrants [Member]
Number of shares called | shares																4,000
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member]
Secured convertible debt										710,000
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | RSJ Private Equity (Michal Votruba) [Member]
Secured convertible debt	[1]									350,000
Accrued interest	[1]									17,300
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | John Pappajohn [Member]
Secured convertible debt	[2]									100,000
Accrued interest	[2]									5,100
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Two Accredited Investors [Member]
Secured convertible debt										50,000
Accrued interest										2,500
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Robert Follman (Follman Family Trust) [Member]
Secured convertible debt	[3]									150,000
Accrued interest	[3]									7,600
Omnibus Amendment Sept 14, 2015 [Member] | Note Date Range Sept 14, 2015 to September 24, 2015 [Member] | Robin L. Smith [Member]
Secured convertible debt	[2]									60,000
Accrued interest	[2]									$ 3,100
Amendment Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Conversion price (in dollars per share) | $ / shares																			$ 10.00
Face amount																					$ 3,000,000
Amendment Note Purchase Agreement [Member] | Secured Convertible Promissory Notes (September 2015 Notes) [Member] | John Pappajohn [Member]
Secured convertible debt																		$ 100,000
Amendment Note Purchase Agreement [Member] | Secured Convertible Promissory Notes (September 2015 Notes) [Member] | Six Accredited Investors [Member]
Face amount																	$ 710,000
Number of accredited investors | Number																	6

[1]	RSJ PE is a greater than 5% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, subsequently joined our Board on July 30, 2015.
[2]	Member of the Board.
[3]	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.
[4]	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board in February 25, 2013 and served as Chairman of the Board from March 26, 2013 till May 22, 2015 when he resigned from the Board. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
[5]	John Pappajohn is a member of the Board. He purchased $200,000 of Notes, which on September 6, 2015, were assigned to four accredited investors. Approximately $10,400 of interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the Mandatory Conversion of such transferred Notes.
[6]	Mark & Jill Oman are the beneficial owners of Oman Ventures and were greater than 5% shareholders of the Company.
[7]	Brandt Ventures was issued this note as part of the Company's settlement of its litigation with Leonard Brandt and Brandt Ventures (refer to Note 9. Commitments and Contingent Liabilities)
[8]	George Carpenter is the CEO of the Company